Average Annual Total Returns - Invesco Preferred ETF	ETF Inception Date	ETF 1Year	ETF 5Years	ETF 10Years	ETF Return After Taxes on Distributions 1Year	ETF Return After Taxes on Distributions 5Years	ETF Return After Taxes on Distributions 10Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 1Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 10Years	ICE BofA Core Plus Fixed Rate Preferred Securities Index (reflects no deduction for fees, expenses or taxes) 1Year		ICE BofA Core Plus Fixed Rate Preferred Securities Index (reflects no deduction for fees, expenses or taxes) 5Years		ICE BofA Core Plus Fixed Rate Preferred Securities Index (reflects no deduction for fees, expenses or taxes) 10Years	S&P U.S. Preferred Stock Index (reflects no deduction for fees, expenses or taxes) 1Year	S&P U.S. Preferred Stock Index (reflects no deduction for fees, expenses or taxes) 5Years	S&P U.S. Preferred Stock Index (reflects no deduction for fees, expenses or taxes) 10Years	Blended - ICE BofA Core Plus Fixed Rate Preferred Securities Index (reflects no deduction for fees, expenses or taxes) 1Year		Blended - ICE BofA Core Plus Fixed Rate Preferred Securities Index (reflects no deduction for fees, expenses or taxes) 5Years		Blended - ICE BofA Core Plus Fixed Rate Preferred Securities Index (reflects no deduction for fees, expenses or taxes) 10Years
Total	Jan. 31, 2008	7.14%	6.17%	6.91%	5.43%	4.46%	5.14%	4.65%	4.33%	4.97%	7.38%	[1]	6.41%	[1]	[1]	7.97%	6.23%	6.66%	7.38%	[2]	6.41%	[2]	7.26%	[2]

[1]	Performance information is not available for periods prior to the Underlying Index’s commencement date of March 31, 2012.
[2]	The Blended—ICE BofA Core Plus Fixed Rate Preferred Securities Index reflects the performance of the Fund’s prior underlying index, The BofA Merrill Lynch Core Fixed Rate Preferred Securities Index for the period prior to April 2, 2012, and the Underlying Index thereafter.